DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
Brookfield Infrastructure’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk, commodity risk and other price risk), credit risk and liquidity risk. Brookfield Infrastructure and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2018 and 2017 were as follows:

US$ MILLIONS	Note	2018	2017
Foreign exchange contracts	(a)	$3,482	$3,816
Interest rates swaps and other	(b)	6,484	5,013
		$9,966	$8,829

The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2018 and 2017:

US$ MILLIONS	Unrealized Gains on Derivative Financial Assets	Unrealized Losses on Derivative Financial Liabilities	Net Change During 2018	Net Change During 2017
Foreign exchange derivatives	$182	$173	$355	$(305)
Interest rate derivative	40	(182)	(142)	63
	$222	$(9)	$213	$(242)

(a)	Foreign Exchange
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2018 and 2017.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2018	2017	2018	2017
Foreign exchange contracts
Australian dollars	$1,184	$1,214	0.75	0.74
British pounds	1,263	2,069	1.36	1.30
European Union euros	461	491	1.22	1.17
Canadian dollars	308	42	0.78	0.77
Chilean pesos	255	—	0.0015	—
Peruvian soles	11	—	0.30	—
	$3,482	$3,816

(b)	Interest Rates
At December 31, 2018, Brookfield Infrastructure held interest rate and cross currency interest rate swap contracts having an aggregate notional amount of $6,324 million (2017: $4,843 million). Brookfield Infrastructure has inflation linked swaps with an aggregate notional amount of $160 million (2017: $170 million).
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2018 and the comparative notional amounts at December 31, 2017, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2018				2017
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$742	$1,026	$—	$1,768	$1,447
Interest rate derivatives
Interest rate and cross currency interest rate swaps	247	—	53	300	816
Inflation linked swaps	—	—	160	160	170
	$989	$1,026	$213	$2,228	$2,433
Elected for hedge accounting
Foreign exchange derivatives	$1,590	$124	$—	$1,714	$2,369
Interest rate derivatives
Interest rate and cross currency interest rate swaps	15	3,858	2,151	6,024	4,027
	$1,605	$3,982	$2,151	$7,738	$6,396

The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2018 and 2017 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2018			2017
AS AT AND FOR THE YEARS ENDED (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$6,024	$(101)	$(1)	$4,027	$15	$—
Net investment hedges	1,714	189	9	2,369	(197)	—
	$7,738	$88	$8	$6,396	$(182)	$—

Our partnership settles the difference between the contracted fixed and floating rates of its interest rate swaps on a net basis. All interest rate swap contracts exchanging floating rate interest amounts for fixed rate interest amounts are designated as cash flow hedges in order to reduce our partnership’s cash flow exposure resulting from variable interest rates on borrowings. The interest rate swaps and the interest payments on the borrowings occur simultaneously and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on borrowings affect profit or loss.